FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets:
Measured at amortized cost (i)	$ 9,467	$ 4,277
Liabilities:
Amortized cost (ii)	36,071	14,109
Fair value through P&L (iii)	$ 739